Share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based compensation expenses
Share-based compensation expenses	¥ 221	$ 32	¥ 2,067	¥ 4,306
Cost of operation
Share-based compensation expenses
Share-based compensation expenses	(54)	(8)	15	23
Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses	109	16	391	743
Research and development expenses
Share-based compensation expenses
Share-based compensation expenses	(147)	(21)	447	920
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ 313	$ 45	¥ 1,214	¥ 2,620